Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Contribution Savings Plans
Expense recognized for defined contribution savings plans, included in compensation and benefits and discontinued operations in the consolidated statements of income

Years ended December 31	2011	2010	2009

U.S.	$104	$65	$56
U.K.	43	35	38

	$147	$100	$94

Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure
Reconciliation of the changes in the benefit obligations and fair value of assets and a statement of the funded status, for the U.S. plans and material international pension plans

	U.S.		International
(millions)	2011	2010	2011	2010

Change in projected benefit obligation
At January 1	$2,376	$2,139	$4,812	$4,500
Service cost	—	—	19	15
Interest cost	122	124	267	249
Participant contributions	—	—	1	1
Plan amendment	—	—	12	—
Plan transfer and acquisitions	—	—	17	203
Actuarial loss (gain)	51	34	(32)	(101)
Benefit payments	(115)	(111)	(181)	(183)
Change in discount rate	223	190	651	260
Foreign currency revaluation	—	—	17	(132)

At December 31	$2,657	$2,376	$5,583	$4,812

Accumulated benefit obligation at end of year	$2,657	$2,376	$5,508	$4,737

Change in fair value of plan assets
At January 1	$1,244	$1,153	$4,288	$3,753
Actual return on plan assets	83	175	595	403
Participant contributions	—	—	1	1
Employer contributions	113	27	364	261
Plan transfer and acquisitions	—	—	13	192
Benefit payments	(115)	(111)	(181)	(183)
Foreign currency revaluation	—	—	18	(139)

At December 31	$1,325	$1,244	$5,098	$4,288

Market related value at end of year	$1,410	$1,380	$5,098	$4,288

Amounts recognized in the Consolidated Statements of Financial Position
Amount recognized in Statement of Financial Position at December 31
Funded status	$(1,332)	$(1,132)	$(485)	$(524)
Unrecognized prior-service cost	—	—	28	17
Unrecognized loss	1,480	1,200	2,109	1,836

Net amount recognized	$148	$68	$1,652	$1,329

	U.S.		International
	2011	2010	2011	2010

Prepaid benefit cost (included in Other non-current assets)	$—	$—	$159	$59
Accrued benefit liability (included in Pension, other post retirement, and post employment liabilities)	(1,332)	(1,132)	(644)	(583)
Accumulated other comprehensive loss	1,480	1,200	2,137	1,853

Net amount recognized	148	68	1,652	1,329

Amounts recognized in Accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost

	U.S.		International
	2011	2010	2011	2010

Net loss	$1,480	$1,200	$2,109	$1,836
Prior service cost	—	—	28	17

	$1,480	$1,200	$2,137	$1,853

Components of net periodic benefit cost for the pension plans

	U.S.			International
	2011	2010	2009	2011	2010	2009

Service cost	$—	$—	$—	$19	$15	$18
Interest cost	122	124	125	267	249	236
Expected return on plan assets	(120)	(118)	(102)	(287)	(240)	(234)
Amortization of prior-service cost	—	—	(1)	1	1	—
Amortization of net actuarial loss	31	24	28	53	54	41

Net periodic benefit cost	$33	$30	$50	$53	$79	$61

Weighted-average assumptions used to determine future benefit obligations and net periodic benefit cost

The weighted-average assumptions used to determine future benefit obligations are as follows:

	U.S.		International
	2011	2010	2011	2010

Discount rate	4.33 – 4.60%	4.35 – 5.34%	4.40 – 4.94%	4.70 – 5.50%
Rate of compensation increase	N/A	N/A	2.25 – 3.55%	2.50 – 4.00%

        The weighted-average assumptions used to determine the net periodic benefit cost are as follows:

	U.S.			International
	2011	2010	2009	2011	2010	2009

Discount rate	4.35 – 5.34%	5.22% – 5.98%	6.00 – 7.08%	4.70 – 5.50%	4.00 – 6.19%	5.62 – 7.42%
Expected return on plan assets	8.80	8.80	8.70	3.20 – 7.20	4.70 – 7.00	5.48 – 7.00
Rate of compensation increase	N/A	N/A	N/A	2.00 – 4.00	2.50 – 3.60	3.25 – 3.50

Estimated Future Benefit Payments

Estimated future benefit payments for plans are as follows at December 31, 2011 (in millions):

	U.S.	International

2012	$137	$164
2013	147	172
2014	142	180
2015	148	187
2016	146	198
2017 – 2021	753	990

U.S. Pension Plan
Defined Benefit Plan Disclosure
Fair values of pension plan assets

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents (1)	$22	$22	$—	$—
Equity investments: (2)
Large cap domestic	151	151	—	—
Small cap domestic	58	—	58	—
Large cap international	97	9	88	—
Equity derivatives	173	63	110	—
Fixed income investments: (3)
Corporate bonds	355	—	355	—
Government and agency bonds	116	—	116	—
Asset-backed securities	18	—	18	—
Fixed income derivatives	83	—	83	—
Other investments:
Alternative investments (4)	191	—	—	191
Commodity derivatives (5)	19	—	19	—
Real estate and REITS (6)	42	42	—	—

Total	$1,325	$287	$847	$191

(1)
Consists of cash and institutional short-term investment funds.

(2)
Consists of equity securities, equity derivatives, and pooled equity funds.

(3)
Consists of corporate and government bonds, asset-backed securities, and fixed income derivatives.

(4)
Consists of limited partnerships, private equity and hedge funds.

(5)
Consists of long-dated options on a commodity index.

(6)
Consists of exchange traded REITS.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Highly liquid debt instruments (1)	$27	$1	$26	$—
Equity investments: (2)
Large cap domestic	247	247	—	—
Small cap domestic	22	—	22	—
Large cap international	11	11	—	—
Small cap global	—	—	—	—
Equity derivatives	231	—	231	—
Fixed income investments: (3)
Corporate bonds	395	—	395	—
Government and agency bonds	50	—	50	—
Asset-backed securities	5	—	5	—
Fixed income derivatives	6	—	6	—
Other investments:
Alternative investments (4)	193	—	—	193
Commodity derivatives (5)	18	—	18	—
Real estate and REITS (6)	39	39	—	—

Total	$1,244	$298	$753	$193

(1)
Consists of cash and institutional short-term investment funds.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds, asset-backed securities, and fixed income derivatives.

(4)
Consists of limited partnerships, private equity and hedge funds.

(5)
Consists of long-dated options on a commodity index.

(6)
Consists of exchange traded REITS.

Changes in the Level 3 fair-value category

Fair Value Measurement Using Level 3 Inputs

Balance at January 1, 2010	$138
Actual return on plan assets:
Relating to assets still held at December 31, 2010	1
Relating to assets sold during 2010	8
Purchases, sales and settlements	35
Transfer in/(out) of level 3	11

Balance at December 31, 2010	193
Actual return on plan assets:
Relating to assets still held at December 31, 2011	(8)
Relating to assets sold during 2011	1
Purchases, sales and settlements	5
Transfer in/(out) of Level 3	—

Balance at December 31, 2011	$191

International Pension Plan
Defined Benefit Plan Disclosure
Fair values of pension plan assets

		Fair Value Measurements Using
	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash & cash equivalents	$276	$276	$—	$—
Equity investments:
Pooled funds: (1)
Global	960	—	960	—
Europe	347	—	347	—
North America	56	—	56	—
Equity securities — global (2)	128	128	—	—
Derivatives (2)	11	—	11	—
Fixed income investments:
Pooled funds (1)
Fixed income securities	823	—	823	—
Derivatives	21	—	21	—
Fixed income securities (3)	1,355	1,299	56	—
Annuities	419	—	—	419
Derivatives (3)	178	—	178	—
Other investments:
Pooled funds: (1)
Commodities	26	—	26	—
REITS	4	—	4	—
Real estate (4)	134	—	—	134
Derivatives	14	—	14	—
Alternative investments (5)	346	—	—	346

Total	$5,098	$1,703	$2,496	$899

(1)
Consists of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds and fixed income derivatives.

(4)
Consists of property funds and trusts holding direct real estate investments.

(5)
Consists of limited partnerships, private equity and hedge funds.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash & cash equivalents	$54	$54	$—	$—
Equity investments:
Pooled funds: (1)
Global	823	—	661	162
Europe	574	—	574	—
North America	133	—	133	—
Asia Pacific	67	—	67	—
Other equity securities — global (2)	129	121	8	—
Fixed income investments:
Pooled funds (1)	947	—	907	40
Fixed income securities (3)	805	—	805	—
Annuities	380	—	—	380
Derivatives (3)	(28)	—	(28)	—
Other investments:
Pooled Funds: (1)
Commodities	34	—	34	—
REITS	8	—	8	—
Real estate (4)	127	—	—	127
Alternative investments (5)	235	—	17	218

Total	$4,288	$175	$3,186	$927

(1)
Consists of various equity, fixed income, commodity, and real estate mutual fund type investment vehicles.

(2)
Consists of equity securities and equity derivatives.

(3)
Consists of corporate and government bonds and fixed income derivatives.

(4)
Consists of property funds and trusts holding direct real estate investments.

(5)
Consists of limited partnerships, private equity and hedge funds.

Changes in the Level 3 fair-value category

	Fair Value Measurements Using Level 3 Inputs
	Global	Fixed	Annuities	Real Estate	Alternative Investments	Total

Balance at January 1, 2010	$145	$—	$432	$136	$33	$746
Actual return on plan assets:
Relating to assets still held at December 31, 2010	20	2	(38)	9	7	—
Relating to assets sold during 2010	2	—	—	—	2	4
Purchases, sales and settlements	10	38	—	(12)	176	212
Foreign Exchange	(15)	—	(14)	(6)	—	(35)

Balance at December 31, 2010	162	40	380	127	218	927
Actual return on plan assets:
Relating to assets still held at December 31, 2011	—	—	35	3	—	38
Relating to assets sold during 2011	—	—	—	—	1	1
Purchases, sales and settlements	—	—	—	2	86	88
Transfers in/(out) of Level 3 (1)	(162)	(40)	—	1	41	(160)
Foreign Exchange	—	—	4	1	—	5

Balance at December 31, 2011	$—	$—	$419	$134	$346	$899

(1)
During 2011, a pooled global equity fund with a fair value of $162 million was transferred to Level 2 due to increased observability of the inputs. Additionally, a fund of funds with a fair value of $40 million was reclassified within Level 3 to be consistent with other similar fund of funds classified as Alternative Investments within the fair value hierarchy.

U.S. and Canadian Other Post-Retirement Benefits
Defined Benefit Plan Disclosure
Reconciliation of the changes in the benefit obligations and fair value of assets and a statement of the funded status, for the U.S. plans and material international pension plans

	2011	2010

Accumulated projected benefit obligation	$134	$119
Fair value of plan assets	20	22

Funded status	(114)	(97)

Unrecognized prior-service credit	(8)	(11)
Unrecognized loss	25	9

Net amount recognized	$(97)	$(99)

Other information related to the Company's other post-retirement benefit plans

	2011	2010	2009

Net periodic benefit cost recognized (millions)	$6	$4	$4
Weighted-average discount rate used to determine future benefit obligations	4.33 – 5.00%	4.92 – 6.00%	5.90 – 6.19%
Weighted-average discount rate used to determine net periodic benefit costs	4.92 – 6.00%	5.90 – 6.19%	6.22 – 7.50%